NON-CONTROLLING INTERESTS	12 Months Ended
Aug. 31, 2020
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS

23.     NON-CONTROLLING INTERESTS

The following table summarizes the changes in non-controlling interests from August 31, 2017 through August 31, 2020.

		Xinqiao	Chengdu	Wuhan	Hangzhou
	Can-achieve	Group	Yinzhe	Sannew	Impression	Linstitute	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Balance at August 31, 2017	—	—	—	—	—	—	3,325	3,325
Income attributable to non-controlling interests	2,338	1,276	—	—	—	—	(1,680)	1,934
Disposal of a subsidiary*	—	—	—	—	—	—	(1,953)	(1,953)
Acquisition of subsidiaries	113,288	38,156	—	—	—	—	15,274	166,718
Balance at August 31, 2018	115,626	39,432	—	—	—	—	14,966	170,024
Capital injection from non-controlling interest shareholders	—	—	—	—	—	—	500	500
Income attributable to non-controlling interests	10,176	(1,518)	5,919	(1,135)	119	—	(1,902)	11,659
Effect of ASC606 new revenue standard	164	—	—	—	—	—	(6)	158
Foreign currency translation	(25)	—	—	—	—	—	87	62
Acquisition of subsidiaries	—	—	62,766	74,213	30,000	—	12,450	179,429
Balance at August 31, 2019	125,941	37,914	68,685	73,078	30,119	—	26,095	361,832
Capital injection from non-controlling interest shareholders	—	—	—	—	—	—	2,650	2,650
Income attributable to non-controlling interests	(4,017)	(3,875)	5,750	(84)	123	990	4,282	3,169
Foreign currency translation	(54)	—	—	—	—	—	25	(29)
Acquisition of subsidiaries (Note 3)	—	—	—	—	—	27,583	—	27,583
Disposal of a subsidiary*	—	—	—	—	—	—	(5,650)	(5,650)
Distribution of dividends to shareholders	—	—	—	—	(3,104)	—	—	(3,104)
Balance at August 31, 2020	121,870	34,039	74,435	72,994	27,138	28,573	27,402	386,451

Note*: During the year ended August 31, 2018, the Company disposed its equity interest in a subsidiary with a total consideration of RMB 7,000, and the carrying amount of the non-controlling interests of the disposed subsidiary as of the disposal date was RMB 1,953.

During the year ended August 31, 2020, the Company disposed its equity interest in a subsidiary with a total consideration of RMB 30,344, and the carrying amount of the non-controlling interests of the disposed subsidiary as of the disposal date was RMB 5,650.